GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-CSR
                               File No. 811-03972

         The information required to be contained in this report for the period ending June 30, 2003 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

AIM Growth Series
AIM Small Cap Growth Fund (Class A)
File No. 811-02699
Form N-CSR
Filed via EDGAR and accepted on August, 27, 2003
Accession No. 0000950129-03-004457

The Alger American Fund
Alger American MidCap Growth Portfolio
Alger American Balanced Portfolio
File No. 811-0550
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0001169232-03-005547

American Century Quantitative Equity Funds
American Century Income & Growth Fund
File No. 811-05447
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000827060-03-000013

Fidelity Variable Insurance Products I Fund
Fidelity Growth Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on August 25, 2003
Accession No. 0000356494-03-000030

Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000831016-03-000009

Janus Aspen Series
Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000085

Maxim Series Fund, Inc.
Maxim Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000086

Maxim Series Fund, Inc.
Maxim Templeton(R) International Equity Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000096

Maxim Series Fund, Inc.
Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000105

Maxim Series Fund, Inc.
Maxim INVESCO Small-Cap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000104

Maxim Series Fund, Inc.
Maxim Loomis Sayles Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000101

Maxim Series Fund, Inc.
Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000091

Maxim Series Fund, Inc.
Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000100

Maxim Series Fund, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000108

Maxim Series Fund, Inc.
Maxim Ariel MidCap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000097

Maxim Series Fund, Inc.
Maxim Founders Growth & Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000109

Maxim Series Fund, Inc.
Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000099

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000087

Maxim Series Fund, Inc.
Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000103

Maxim Series Fund, Inc.
Maxim Value Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000098

Maxim Series Fund, Inc.
Maxim INVESCO Balanced Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000107

Maxim Series Fund, Inc.
Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000089

Maxim Series Fund, Inc.
Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000102

Maxim Series Fund, Inc.
Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000356476-03-000088

Maxim Series Fund, Inc.
Maxim Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I Moderately Conservative Profile I and Conservative Profile I Portfolios
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0000356476-03-000114

Pioneer Variable Contracts Trust
Pioneer Equity Income Fund (Class II)
File No. 811-08786
Form N-CSR
Filed via EDGAR and accepted on August 26, 2003
Accession No. 0000930709-03-000030

RS Investment Trust
RS Emerging Growth Fund
File No. 811-05159
Form N-CSR
Filed via EDGAR and accepted on August 15, 2003
Accession No. 0000935069-03-001056

SteinRoe Variable Investment Trust
SteinRoe Balanced Fund
File No. 811-07556
Form N-CSR
Filed via EDGAR and accepted on September 9, 2003
Accession No. 0001047469-03-030199